Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes [Abstract]
Undistributed earnings of PRC subsidiaries	$ 3,966,000
Income tax expense on the Sale of Honesty Group		5,363,000
Other tax expense	3,000,000	1,100,000	1,900,000
Net operating loss carry forwards	$ 248,000
Operating loss carry forwards, expiration dates	expire in various years through 2030